COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental expense under operating leases	$ 125,242	$ 101,508	$ 18,589
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2023	309,945
2024	375,940
2025	288,594
Total	974,479
Non-cancellable operating lease agreements
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2023	380,420
2024	375,940
2025	288,594
Total	$ 1,044,954